Vessels, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels, Net
5.	Vessels, Net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated depreciation	Net book value
Balance, July 25, 2022	—	—	—
Additions	39,394,125	—	39,394,125
Depreciation for the period	—	(557,974)	(557,974)

Balance, December 31, 2022	39,394,125	(557,974)	38,836,151

Acquisitions and improvements	40,430,000	—	40,430,000

Depreciation for the y ear	—	(4,104,720)	(4,104,720)

Balance, December 31, 2023	79,824,125	(4,662,694)	75,161,431

The additions during the period ended December 31, 2022 mainly relate to the acquisition of the vessels Eco Bushfire and Eco Angelbay from a related party (Note 1).
The additions during the year ended December 31, 2023 relate to the acquisition of the vessel “Afrapearl II” (Note 3).
At December 31, 2022 and 2023, the Company performed an impairment review of its vessels since their book values were substantially higher than their market values. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value and no impairment loss was recognized.